Short-term borrowings (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Short-term borrowings
Short-term borrowings		$ 18,908	¥ 130,000
Jianpu HK
Short-term borrowings
Restricted time deposits term		1 year
RQN | Loan facility of credit line
Short-term borrowings
Maximum borrowed amount	¥ 130,000
Short-term borrowings interest rate	4.95%
Short-term borrowings			¥ 130,000
Short-term borrowings term	1 year